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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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             Date of reporting period: July 1, 2004 - June 30, 2005
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ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05822
Reporting Period: 07/01/2004 - 06/30/2005
MFS Charter Income Trust









=========================== MFS CHARTER INCOME TRUST ===========================


STERLING CHEMICALS, INC.

Ticker:       SCHI           Security ID:  859166100
Meeting Date: APR 15, 2005   Meeting Type: Annual
Record Date:  MAR 4, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard K. Crump          For       Did Not    Management
                                                          Vote
1.2   Elect  Director Marc S. Kirschner         For       Did Not    Management
                                                          Vote
1.3   Elect  Director Dr. Peter Ting Kai Wu     For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote
3     Increase Authorized Common Stock          For       Did Not    Management
                                                          Vote

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            --------------------------------


By (Signature and Title)   ROBERT J. MANNING*
                           ----------------------------------------------
                           Robert J. Manning, Principal Executive Officer

Date: August 26, 2005
      ---------------

*By (Signature and Title)  SUSAN S. NEWTON
                           ----------------------------------------------
                           Susan S. Newton, as Attorney-in-Fact

*Executed by Susan S. Newton on behalf of Robert J. Manning pursuant to a Power of Attorney dated July 29, 2005. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post Effective Amendment No. 40 filed with the SEC via EDGAR on July 29, 2005.